Income from operations - Sales composition (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income from operations [Abstract]
Revenue from sale of goods		€ 14,698	€ 14,810	€ 13,973
Revenue from rendering of services		4,058	3,811	3,325
Royalty income		317	381	402
Revenue from contracts with customers		19,073	19,003	17,700
Revenue From Other Sources	[1]	462	479	421
Revenue		€ 19,535	€ 19,482	€ 18,121

[1]	Other sources mainly relates to leases, including sublease income from right-of-use assets and related services of EUR 325 million (2019: EUR 307 million)